Fair Value of Financial Assets and Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Fair Value of Financial Assets and Liabilities
Schedule of financial assets and liabilities measured at fair value on a recurring basis

	Fair Value Measurements
	as of September 30, 2018 Using:
	Level 1	Level 2	Level 3	Total
Assets:
Restricted cash — money market funds	$210	$—	$—	$210
Cash equivalents — money market funds	5,299	—	—	5,299
Cash equivalents — U.S. Treasury notes	—	15,336	—	15,336
Short-term investments - U.S. Treasury notes	—	268,200	—	268,200
	$5,509	$283,536	$—	$289,045

	Fair Value Measurements
	as of December 31, 2017 Using:
	Level 1	Level 2	Level 3	Total
Assets:
Restricted cash — money market funds	$105	$—	$—	$105
Cash equivalents — money market funds	5,487	—	—	5,487
Cash equivalents — U.S. Treasury notes	—	14,995	—	14,995
	$5,592	$14,995	$—	$20,587

	Fair Value Measurements
	as of December 31, 2016 Using:
	Level 1	Level 2	Level 3	Total
Assets:
Restricted cash — money market funds	$105	$—	$—	$105
Cash equivalents — money market funds	550	—	—	550
Cash equivalents — U.S. Treasury notes	—	52,504	—	52,504
	$655	$52,504	$—	$53,159

	Fair Value Measurements
	as of December 31, 2017 Using:
	Level 1	Level 2	Level 3	Total
Assets:
Restricted cash — money market funds	$105	$—	$—	$105
Cash equivalents — money market funds	5,487	—	—	5,487
Cash equivalents — U.S. Treasury notes	—	14,995	—	14,995
	$5,592	$14,995	$—	$20,587